Summary of Accounting Principles (Policy)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Consolidation Policy [Text Block]	Consolidation. The Consolidated Financial Statements include the accounts of United Technologies Corporation (UTC) and its controlled subsidiaries. Intercompany transactions have been eliminated.
Cash And Cash Equivalents Policy [Text Block]	Cash and Cash Equivalents. Cash and cash equivalents includes cash on hand, demand deposits and short-term cash investments that are highly liquid in nature and have original maturities of three months or less.
Cash And Cash Equivalents Restricted Cash And Cash Equivalents Policy	On occasion, we are required to maintain cash deposits with certain banks with respect to contractual obligations related to acquisitions or divestitures or other legal obligations. As of December 31, 2019 and 2018, the amount of such restricted cash was approximately $42 million and $60 million, respectively
Accounts Receivable Policy [Text Block]	Accounts Receivable. Accounts receivable are stated at their net estimated realized value. The allowance for doubtful accounts is based upon an assessment of customer creditworthiness, historical payment experience, and the age and status of outstanding receivables. Current and long-term accounts receivable as of December 31, 2019 includes retainage of $111 million and unbilled receivables of $522 million, which primarily includes unbilled receivables with commercial aerospace customers. Current and long-term accounts receivable as of December 31, 2018 include retainage of $116 million and unbilled receivables of $678 million, which primarily includes unbilled receivables with commercial aerospace customers. See Note 4 for discussion of commercial aerospace industry assets and commitments. Retainage represents amounts that, pursuant to the applicable contract, are not due until project completion and acceptance by the customer. Unbilled receivables represent revenues that are not currently billable to the customer under the terms of the contract. These items are expected to be billed and collected in the normal course of business.
Contract with Customer, Assets and Liabilities [Policy Text Block]	Contract Assets and Liabilities. Contract assets and liabilities represent the difference in the timing of revenue recognition from receipt of cash from our customers. Contract assets reflect revenue recognized and performance obligations satisfied in advance of customer billing. Performance obligations partially satisfied in advance of customer billings are included in contract assets.Contract liabilities relate to payments received in advance of the satisfaction of performance under the contract. We receive payments from customers based on the terms established in our contracts. See Note 6 for further discussion of contract assets and liabilities.
Inventories and Contracts in Progress Policy Text Block	Inventory. Inventory is stated at the lower of cost or estimated realizable value and are primarily based on first-in, first-out (FIFO) or average cost methods; however, certain Collins Aerospace Systems and Carrier entities use the last-in, first-out (LIFO) method. If inventories that were valued using the LIFO method had been valued under the FIFO method, they would have been higher by $126 million and $119 million at December 31, 2019 and 2018, respectively.Valuation reserves for excess, obsolete, and slow-moving inventory are estimated by comparing the inventory levels of individual parts to both future sales forecasts or production requirements and historical usage rates in order to identify inventory where the resale value or replacement value is less than inventoriable cost. Other factors that management considers in determining the adequacy of these reserves include whether individual inventory parts meet current specifications and cannot be substituted for a part currently being sold or used as a service part, overall market conditions, and other inventory management initiatives. Manufacturing costs are allocated to current production and firm contracts.
Equity Method Investments Policy [Policy Text Block]	Equity Method Investments. Investments in which we have the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting and are included in Other assets on the Consolidated Balance Sheet. Under this method of accounting, our share of the net earnings or losses of the investee is included in Other income, net on the Consolidated Statement of Operations since the activities of the investee are closely aligned with the operations of the business segment holding the investment. We evaluate our equity method investments whenever events or changes in circumstance indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period. UTC sells products to and purchases products from unconsolidated entities accounted for under the equity method, which are considered related parties. This activity is predominantly within our Carrier segment and is not considered material to the Consolidated Statement of Operations nor Consolidated Balance Sheet of UTC.
Goodwill And Intangible Assets Policy [Text Block]
Goodwill and Intangible Assets. Goodwill represents costs in excess of fair values assigned to the underlying net assets of acquired businesses. Goodwill and intangible assets deemed to have indefinite lives are not amortized. Goodwill and indefinite-lived intangible assets are subject to annual impairment testing or when a triggering event occurs using the guidance and criteria described in the Intangibles - Goodwill and Other Topic of the FASB ASC. This testing compares carrying values to fair values and, when appropriate, the carrying value of these assets is reduced to fair value.
Intangible assets consist of service portfolios, patents, trademarks/tradenames, customer relationships and other intangible assets including collaboration assets, as discussed further in Note 2. Acquired intangible assets are recognized at fair value in purchase accounting and then amortized to cost of sales and selling, general & administrative expenses over the applicable useful lives. Also included within other intangible assets are commercial aerospace payments made to secure certain contractual rights to provide product on new aircraft platforms. We classify amortization of such payments as a reduction of sales. Such payments are capitalized when there are distinct rights obtained and there are sufficient incremental cash flows to support the recoverability of the assets established. Otherwise, the applicable portion of the payments are expensed. Consideration paid on these contractual commitments is capitalized when it is no longer conditional.
Useful lives of finite-lived intangible assets are estimated based upon the nature of the intangible asset and the industry in which the intangible asset is used. These intangible assets are amortized based on the pattern in which the economic benefits of the intangible assets are consumed. For both our commercial aerospace collaboration assets and exclusivity arrangements, the pattern of economic benefit generally results in lower amortization during the development period with increasing amortization as programs enter full rate production and aftermarket cycles. If a pattern of economic benefit cannot be reliably determined or if straight-line amortization approximates the pattern of economic benefit, a straight-line amortization method may be used. The range of estimated useful lives is as follows:

Collaboration assets	30 years
Customer relationships and related programs	1 to 32 years
Purchased service contracts	5 to 25 years
Patents & trademarks	4 to 40 years
Exclusivity assets	5 to 25 years

Lessee, Leases
Leases. We account for leases in accordance with ASC Topic 842: Leases. Under Topic 842, the right-of-use model requires a lessee to record a right-of-use asset and a lease liability on the Consolidated Balance Sheet for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the Consolidated Statement of Operations. In addition, Topic 842 requires a lessor to classify leases as either sales-type, finance or operating. A lease will be treated as a sale if it transfers all of the risks and rewards, as well as control of the underlying asset, to the lessee. If risks and rewards are conveyed without the transfer of control, the lease is treated as financing. If the lessor doesn’t convey risks and rewards or control, the lease is treated as operating.
        We enter into lease agreements for the use of real estate space, vehicles, information technology equipment, and certain other equipment under operating and finance leases. We determine if an arrangement contains a lease at inception. Operating leases are included in Operating lease right-of-use assets, Accrued liabilities, and Operating lease liabilities in our
Consolidated Balance Sheet. Finance leases are not considered significant to our Consolidated Balance Sheet or Consolidated Statement of Operations. Finance lease right-of-use assets at December 31, 2019 of $55 million are included in Other assets in our Consolidated Balance Sheet. Finance lease liabilities at December 31, 2019 of $84 million are included in Long-term debt currently due, and Long-term debt in our Consolidated Balance Sheet.
Right-of-use assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments, and use the implicit rate when readily determinable. We determine our incremental borrowing rate through market sources including relevant industry rates. Our lease right-of-use assets also include any lease pre-payments and exclude lease incentives. Certain of our leases include variable payments, which may vary based upon changes in facts or circumstances after the start of the lease. We exclude variable payments from lease right-of-use assets and lease liabilities, to the extent not considered fixed, and instead, expense variable payments as incurred. Variable lease expense and lease expense for short duration contracts is not a material component of lease expense. Our leases generally have remaining lease terms of 1 to 20 years, some of which include options to extend leases. For the majority of our leases with options to extend, those options are up to 5 years with the ability to terminate the lease within 1 year. The exercise of lease renewal options is at our sole discretion and our lease right-of-use assets and liabilities reflect only the options we are reasonably certain that we will exercise. Lease expense is recognized on a straight-line basis over the lease term.
In limited instances we act as a lessor, primarily for commercial aerospace engines and certain heating, ventilation and air conditioning (HVAC) systems and commercial equipment, all of which are classified as operating leases. These leases are not significant to our Consolidated Balance Sheet or Consolidated Statement of Operations.

Other Long Lived Assets Policy [Text Block]	Other Long-Lived Assets. We evaluate the potential impairment of other long-lived assets whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. If the carrying value of other long-lived assets held and used exceeds the sum of the undiscounted expected future cash flows, the carrying value is written down to fair value.
Long-Term Financing Receivables Policy [Text Block]
Long-Term Financing Receivables. Our long-term financing receivables primarily represent balances related to the aerospace businesses such as long-term trade accounts receivable, leases, and notes receivable. We also have other long-term receivables in our commercial businesses; however, both the individual and aggregate amounts of those other receivables are not significant.
Long-term trade accounts receivable are principally amounts arising from the sale of goods and services with a contractual maturity date or realization period of greater than one year and are recognized as "Other assets" in our Consolidated Balance Sheet. Notes and leases receivable are recognized as "Customer financing assets" in our Consolidated Balance Sheet. These exclude receivables related to operating leases. The following table summarizes the balance by class of aerospace business-related long-term receivables as of December 31, 2019 and 2018:

(dollars in millions)	2019	2018
Long-term trade accounts receivable	$251	$269
Notes and leases receivable	265	258
Total long-term receivables	$516	$527
We determine a receivable is impaired when, based on current information and events, it is probable that we will be unable to collect amounts due according to the contractual terms of the receivable agreement. Factors considered in assessing collectability and risk include, but are not limited to, examination of credit quality indicators and other evaluation measures, underlying value of any collateral or security interests, significant past due balances, historical losses, and existing economic conditions.
We determine credit ratings for each customer in our portfolio based upon public information and information obtained directly from our customers. We conduct a review of customer credit ratings, published historical credit default rates for different rating categories, and multiple third-party aircraft value publications as a basis to validate the reasonableness of the allowance for losses on these balances quarterly or when events and circumstances warrant. Customer credit ratings range from customers with an extremely strong capacity to meet financial obligations, to customers whose uncollateralized receivable is in default. There can be no assurance that actual results will not differ from estimates or that consideration of these factors in the future will not result in an increase or decrease to the allowance for credit losses on long-term receivables. Based upon the customer credit ratings, approximately $150 million of our long-term receivables were considered to bear high credit risk as of December 31, 2019 and 2018. See Note 4 for further discussion of commercial aerospace industry assets and commitments.
Reserves for credit losses on receivables relate to specifically identified receivables that are evaluated individually for impairment. For notes and leases receivable, we determine a specific reserve for exposure based on the difference between the carrying value of the receivable and the estimated fair value of the related collateral in connection with the evaluation of credit risk and collectability. For long-term trade accounts receivable, we evaluate credit risk and collectability individually to determine if an allowance is necessary. Our long-term receivables reflected in the table above, which include reserves of $17 million and $16 million as of December 31, 2019 and 2018, respectively, are individually evaluated for impairment. At both December 31, 2019 and 2018, we did not have any significant balances that are considered to be delinquent, on non-accrual status, past due 90 days or more, or considered to be impaired.
Income Tax Policy [Text Block]
Income Taxes. In the ordinary course of business there is inherent uncertainty in quantifying our income tax positions. We assess our income tax positions and record tax benefits for all years subject to examination based upon management's evaluation of the facts, circumstances, and information available at the reporting date. For those tax positions where it is more-likely-than-not that a tax benefit will be sustained, we have recorded the largest amount of tax benefit with a greater than 50% likelihood of being realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information. For those income tax positions where it is not more-likely-than-not that a tax benefit will be sustained, no tax benefit has been recognized in the financial statements. Where applicable, associated interest expense has also been recognized. We recognize accrued interest related to unrecognized tax benefits in interest expense. Penalties, if incurred, would be recognized as a component of income tax expense.
On December 22, 2017 the TCJA was enacted. The TCJA contains a new law that subjects the Company to a tax on Global Intangible Low-Taxed Income (GILTI), beginning in 2018. GILTI is a tax on foreign income in excess of a deemed return on tangible assets of foreign corporations. The FASB has provided that companies subject to GILTI have the option to account for the GILTI tax as a period cost if and when incurred, or to recognize deferred taxes for temporary differences, including outside basis differences, expected to reverse as GILTI. We have elected to account for GILTI as a period cost, as incurred.

Revenue Recognition Policy
Revenue Recognition. We account for revenue in accordance with ASC Topic 606: Revenue from Contracts with Customers. We adopted ASC 606 effective January 1, 2018 and elected the modified retrospective approach. The results for periods before 2018 were not adjusted for the new standard and the cumulative effect of the change in accounting was recognized through retained earnings at the date of adoption. Under Topic 606, a performance obligation is a promise in a contract with a customer to transfer a distinct good or service to the customer. Some of our contracts with customers contain a single performance obligation, while others contain multiple performance obligations most commonly when a contract spans multiple phases of the product life-cycle such as development, production, maintenance and support. A contract's transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. When there are multiple performance obligations within a contract, we allocate the transaction price to each performance obligation based on its standalone selling price.
We consider the contractual consideration payable by the customer and assess variable consideration that may affect the total transaction price, including contractual discounts, contract incentive payments, estimates of award fees, unfunded contract value under U.S. Government contracts, and other sources of variable consideration, when determining the transaction price of each contract. We include variable consideration in the estimated transaction price when there is a basis to reasonably estimate the amount. These estimates are based on historical experience, anticipated performance and our best judgment at the time. We also consider whether our contracts provide customers with significant financing. Generally, our contracts do not contain significant financing.
Timing of the satisfaction of performance obligations varies across our businesses due to our diverse product and service mix, customer base, and contractual terms.
Point in time revenue recognition. Performance obligations are satisfied as of a point in time for heating, ventilating, air-conditioning and refrigeration systems, certain alarm and fire detection and suppression systems, and certain aerospace components, engines, and spare parts. Revenue is recognized when control of the product transfers to the customer, generally upon product shipment.
Over-time revenue recognition. Performance obligations are satisfied over-time if the customer receives the benefits as we perform work, if the customer controls the asset as it is being produced, or if the product being produced for the customer has no alternative use and we have a contractual right to payment. Revenue is recognized for our construction-type and certain production-type contracts on an over-time basis. We recognize revenue on an over-time basis on certain long-term aerospace aftermarket contracts and aftermarket service work; development, fixed price, and other cost reimbursement contracts in our aerospace businesses; and elevator and escalator sales, installation, service, modernization and other construction contracts in our commercial businesses. For construction and installation contracts within our commercial businesses and aerospace performance obligations satisfied over time, revenue is recognized using costs incurred to date relative to total estimated costs at completion to measure progress. Incurred costs represent work performed, which correspond with and best depict transfer of control to the customer. Contract costs include labor, materials, and subcontractors' costs, or other direct costs, and where applicable on government and commercial contracts, indirect costs.
For certain of our long-term aftermarket contracts, revenue is recognized over the contract period. In the commercial businesses, revenue is primarily recognized on a straight-line basis over the contract period. In the aerospace businesses, we generally account for such contracts as a series of daily obligations to stand ready to provide spare parts and product maintenance and aftermarket services. These arrangements include the sale of spare parts with integral services to our customers, and are generally classified as Service sales, with the corresponding costs classified in Cost of services sold, within the Consolidated Statement of Operations. Revenue is primarily recognized in proportion to cost as sufficient historical evidence indicates that the cost of performing services under the contract is incurred on an other than straight-line basis. Aerospace contract modifications are routine and contracts are often modified to account for changes in contract specifications or requirements. Contract modifications that are for goods or services that are not distinct are accounted for as part of the existing contract.
We incur costs for engineering and development of aerospace products directly related to existing or anticipated contracts with customers. Such costs generate or enhance our ability to satisfy our performance obligations under these contracts. We capitalize these costs as contract fulfillment costs to the extent the costs are recoverable from the associated contract margin and subsequently amortize the costs as the original equipment (OEM) products performance obligations are satisfied. In instances where intellectual property does not transfer to the customer, we defer the customer funding of OEM product engineering and development and recognize revenue when the OEM products performance obligations are satisfied. Capitalized contract fulfillment costs were $1,519 million and $914 million as of December 31, 2019 and 2018, respectively and are recognized in "Other assets" in our Consolidated Balance Sheet and are included in Other operating activities, net in our Consolidated Statement of Cash Flows. The increase in capitalized net contract fulfillment costs is driven by current year activity at Collins Aerospace Systems. Costs to obtain contracts are not material.
Loss provisions on OEM contracts are recognized to the extent that estimated contract costs exceed the estimated consideration from the products contemplated under the contractual arrangement. For new commitments, we generally record loss provisions at the earlier of contract announcement or contract signing except for certain contracts under which losses are recorded upon receipt of the purchase order that obligates us to perform. For existing commitments, anticipated losses on contractual arrangements are recognized in the period in which losses become evident. Products contemplated under contractual arrangements include firm quantities of product sold under contract and, in the commercial engine and wheels and brakes businesses, future highly probable sales of replacement parts required by regulation that are expected to be sold subsequently for incorporation into the original equipment. In the commercial engine and wheels and brakes businesses, when the combined original equipment and aftermarket arrangement for each individual sales campaign are profitable, we record original equipment product losses, as applicable, at the time of delivery.
We review our cost estimates on significant contracts on a quarterly basis and for others, no less frequently than annually or when circumstances change and warrant a modification to a previous estimate. We record changes in contract estimates using the cumulative catch-up method. Operating profits included net unfavorable changes in aerospace contract estimates of approximately $69 million, $50 million, and $110 million in 2019, 2018 and 2017, respectively, primarily the result of unexpected increases in estimated costs related to Pratt & Whitney long-term aftermarket contracts.
Collaborations: Sales generated from engine programs, spare parts sales, and aftermarket business under collaboration arrangements are recorded consistent with our revenue recognition policies in our Consolidated Financial Statements. Amounts attributable to our collaborators for their share of sales are recorded as cost of sales in our Consolidated Financial Statements based upon the terms and nature of the arrangement. Costs associated with engine programs under collaborative arrangements are expensed as incurred. Under these arrangements, collaborators contribute their program share of engine parts, incur their own production costs and make certain payments to Pratt & Whitney for shared or joint program costs. The reimbursement from collaborators of their share of program costs is recorded as a reduction of the related expense item at that time.
Cash Payments to Customers: Carrier customarily offers its customers incentives to purchase products to ensure an adequate supply of its products in the distribution channels. The principal incentive program provides reimbursements to distributors for offering promotional pricing for our products. We account for incentive payments made as a reduction in sales. In our aerospace businesses, we offer customers certain incentives to purchase our products. These incentives may result in payments made to customers. In addition, we may make participation payments to certain aerospace customers to secure certain contractual rights. To the extent these rights are incremental and are supported by the incremental cash flows obtained, they are capitalized as intangible assets. Otherwise, such payments are recorded as a reduction in sales. We classify the subsequent amortization of the capitalized acquired intangible assets from our customers as a reduction in sales. Contractually stated prices in arrangements with our customers that include the acquisition of intangible rights within the scope of the Intangibles - Goodwill and Other Topic of the FASB ASC and deliverables within the scope of the Revenue Recognition Topic of the FASB ASC are not presumed to be representative of fair value for determining the amounts to allocate to each element of an arrangement.
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Table Text Block]	Remaining Performance Obligations (RPO). RPO represents the aggregate amount of total contract transaction price that is unsatisfied or partially unsatisfied. As of December 31, 2019 our total RPO was approximately $132.7 billion compared to $115.5 billion as of December 31, 2018. Of the total RPO as of December 31, 2019, we expect approximately 45% will be recognized as sales over the following 24 months.
Research and Development Policy [Text Block]
Research and Development. Research and development costs not specifically covered by contracts and those related to the company sponsored share of research and development activity in connection with cost-sharing arrangements are charged to expense as incurred. Government research and development support, not associated with specific contracts, is recorded as a reduction to research and development expense in the period earned.
Research and development costs incurred under contracts with customers are included as a contract cost and reported as a component of cost of products sold when revenue from such contracts is recognized. Research and development costs in excess of contractual consideration are expensed as incurred.

Foreign Currency Transactions And Translations Policy [Text Block]	Foreign Exchange. We conduct business in many different currencies and, accordingly, are subject to the inherent risks associated with foreign exchange rate movements. The financial position and results of operations of substantially all of our foreign subsidiaries are measured using the local currency as the functional currency. Foreign currency denominated assets and liabilities are translated into U.S. Dollars at the exchange rates existing at the respective balance sheet dates, and income and expense items are translated at the average exchange rates during the respective periods. The aggregate effects of translating the balance sheets of these subsidiaries are deferred as a separate component of shareowners' equity.
Derivatives and Hedging Activity Policy [Text Block]
Derivatives and Hedging Activity. We have used derivative instruments, including swaps, forward contracts and options, to help manage certain foreign currency, interest rate and commodity price exposures. Derivative instruments are viewed as risk management tools by us and are not used for trading or speculative purposes. By their nature, all financial instruments involve market and credit risks. We enter into derivative and other financial instruments with major investment grade financial institutions and have policies to monitor the credit risk of those counterparties. We limit counterparty exposure and concentration of risk by diversifying counterparties. While there can be no assurance, we do not anticipate any material non-performance by any of these counterparties. We enter into transactions that are subject to enforceable master netting arrangements or similar agreements with various counterparties. However, we have not elected to offset multiple contracts with a single counterparty and, as a result, the fair value of the derivative instruments in a loss position is not offset against the fair value of derivative instruments in a gain position.
Derivatives used for hedging purposes may be designated and effective as a hedge of the identified risk exposure at the inception of the contract. All derivative instruments are recorded on the balance sheet at fair value. Derivatives used to hedge foreign currency denominated balance sheet items are reported directly in earnings along with offsetting transaction gains and losses on the items being hedged. Derivatives used to hedge forecasted cash flows associated with foreign currency commitments or forecasted commodity purchases may be accounted for as cash flow hedges, as deemed appropriate. Gains and losses on derivatives designated as cash flow hedges are recorded in other comprehensive income and reclassified to earnings as a component of product sales or expenses, as applicable, when the hedged transaction occurs. Gains and losses on derivatives designated as cash flow hedges are recorded in Other operating activities, net within the Consolidated Statement of Cash Flows. To the extent that a previously designated hedging transaction is no longer an effective hedge, any ineffectiveness measured in the hedging relationship is recorded currently in earnings in the period it occurs. As discussed in Note 14, at December 31, 2019 we have approximately €4.20 billion of euro-denominated long-term debt, which qualifies as a net investment hedge against our investments in European businesses.
To the extent the hedge accounting criteria are not met, the foreign currency forward contracts are utilized as economic hedges and changes in the fair value of these contracts are recorded currently in earnings in the period in which they occur. Additional information pertaining to foreign currency forward contracts and net investment hedging is included in Note 14.
Environmental Costs Policy	Environmental. Environmental investigatory, remediation, operating and maintenance costs are accrued when it is probable that a liability has been incurred and the amount can be reasonably estimated. The most likely cost to be incurred is accrued based on an evaluation of currently available facts with respect to each individual site, including existing technology, current laws and regulations and prior remediation experience. Where no amount within a range of estimates is more likely, the minimum is accrued. For sites with multiple responsible parties, we consider our likely proportionate share of the anticipated remediation costs and the ability of the other parties to fulfill their obligations in establishing a provision for those costs. Liabilities with fixed or reliably determinable future cash payments are discounted. Accrued environmental liabilities are not reduced by potential insurance reimbursements. See Note 18 for additional details on the environmental remediation activities.
Pension and Postretirement Obligations Policy	Pension and Postretirement Obligations. Guidance under the Compensation - Retirement Benefits Topic of the FASB ASC requires balance sheet recognition of the overfunded or underfunded status of pension and postretirement benefit plans. Under this guidance, actuarial gains and losses, prior service costs or credits, and any remaining transition assets or obligations that have not been recognized under previous accounting standards must be recognized in other comprehensive income, net of tax effects, until they are amortized as a component of net periodic benefit cost.